Annual Fund Operating Expenses	Mar. 31, 2026
Efficient Market Portfolio Plus ETF | Efficient Market Portfolio Plus ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses
Component2 Other Expenses	0.16%	[1],[2]
Component3 Other Expenses	0.68%	[2]
Other Expenses (as a percentage of Assets):	0.84%
Acquired Fund Fees and Expenses	0.37%	[3]
Net Expenses (as a percentage of Assets)	2.21%
Efficient Market Portfolio Long ETF | Efficient Market Portfolio Long ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[4]
Acquired Fund Fees and Expenses	0.37%	[4],[5]
Expenses (as a percentage of Assets)	1.37%

[1]	Restated to reflect current fees.
[2]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense. Interest expenses result from the Fund’s use of prime brokerage arrangements to execute short sales. Any interest expense amount or dividends paid on securities sold short will vary based on the extent the Fund sells securities short
[3]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[5]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.